Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-Current Trade and Other Receivables

	2023	2022
Non-current
Advances to suppliers	3,266	3,680
Income tax credits	2,332	9,119
Non-income tax credits (i)	24,860	18,688
Judicial deposits	2,187	1,831
Receivable from disposal of subsidiary (Note 21)	3,899	8,478
Other receivables	2,516	2,762
Non-current portion	39,060	44,558
Current
Trade receivables	90,526	81,707
Less: Allowance for trade receivables	(2,888)	(4,266)
Trade receivables – net	87,638	77,441
Prepaid expenses	6,953	6,875
Advances to suppliers	42,808	42,966
Income tax credits	1,253	1,089
Non-income tax credits (i)	22,812	37,936
Receivable from disposal of subsidiary (Note 21)	3,971	4,664
Cash collateral	11	1,365
Other receivables	13,609	11,484
Subtotal	91,417	106,379
Current portion	179,055	183,820
Total trade and other receivables, net	218,115	228,378

(i) Includes US$293 (2022: US$158) reclassified from property, plant and equipment.

Schedule of Carrying Amounts of Trade and Other Receivables by Currency
The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in U.S. Dollars):

	2023	2022
Currency
U.S. Dollar	88,811	89,760
Argentine Peso	24,304	54,801
Uruguayan Peso	6,570	2,229
Brazilian Reais	98,430	81,588
	218,115	228,378

Schedule of Reconciliation of Changes in Allowance for Trade Receivables
Movements on the Group’s allowance for trade receivables are as follows:

	2023	2022	2021
At January 1	4,266	3,023	3,965
Charge of the year	1,874	3,570	2,022
Unused amounts reversed	(1,371)	(661)	(970)
Used during the year	(173)	(100)	(1,456)
Exchange differences	(1,708)	(1,566)	(538)
At December 31	2,888	4,266	3,023